PEGASUS INSTITUTIONAL FUNDS


                          U.S. Government Securities
                             Cash Management Fund

                                Treasury Prime
                             Cash Management Fund

                             Cash Management Fund





                                ANNUAL REPORT



                              December 31, 1996



Please Read Carefully. This report is not authorized for distribution to prospective investors unless preceded or accopmpanied by a current prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, any bank, are not federally insured by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board, or any other agency. Fund shares involve certain investment risks, including the possible loss of principal.

                         Pegasus Institutional Funds









                              Table of Contents

Letter to Sharesholders .............................................      1

Statements of Assets and Liabilities ................................      2

Statements of Operations ............................................      3

Statements of Changes in Net Assets .................................      4

Portfolio of Investments ............................................      6

Notes to Financial Statements .......................................     12

Financial Highlights ................................................     18

Report of Arthur Andersen, LLP ......................................     24







                              INVESTMENT ADVISER
          First Chicago NBD Investment Management Company (FCNIMCO)
                Three First National Plaza, Chicago, IL 60670

                         ----------------------------

                                 DISTRIBUTOR
                             BYSIS Fund Services
                              3435 Stelzer Road
                              Columbus, OH 43219

Dear Shareholders:

The Federal Reserve acted only once in 1996 by reducing the Federal Funds rate from 5.50% to 5.25% on January 31st. This, however, did not reflect the volatility of the money markets. The one year U.S. Treasury Bill yield varied from a low of 4.78% to a high of 5.96% in 1996, reflecting investors' uncertainty over the direction of the economy and inflation. The Cash Management Funds took advantage of the volatility and selectively locked in higher rates throughout the year. This contributed to the Cash Management Funds' competitive returns. The Cash Management Funds also continued to employ a "high quality approach" and only purchased securities of excellent credit quality.

Asset-backed commercial paper outstandings continued to grow rapidly in 1996. There are now 160 asset-backed commercial paper programs in existence. Estimates place the 1996 asset-backed commercial paper outstandings at $150 billion or about 25% of the total dealer-placed commercial paper market. The Cash Management Fund selectively purchases asset-backed commercial paper due to its competitive yield and high credit quality.

Longer-term interest rates were also fairly volatile during 1996 with the 30-year U.S. Treasury yield beginning the year at 5.96%, reaching a high of 7.19% in July before falling back to 6.64% at year-end. Investors' thirst for yield continued throughout the year producing strong demand for "spread" products such as mortgage-backed securities, corporates and asset-backed securities. Corporate spreads in particular have reached exceptionally narrow levels allowing for limited upside potential.

We believe the Pegasus Cash Management Funds provide a solid foundation for meeting your investment goals and we thank you for your continued confidence in selecting us as your investment advisor.

Sincerely,
/s/ George F. Abel
------------------
George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

   PEGASUS CASH MANAGEMENT FUNDS
   STATEMENTS OF ASSETS AND LIABILITIES
   December 31, 1996

                                                       U.S. Government    Treasury Prime          Cash
                                                       Securities Cash   Cash Management       Management
                                                       Management Fund        Fund                Fund
                                                       ---------------   ---------------       ----------
ASSETS:
Investment in securities:
  At cost                                                $574,703,638      $285,210,184    $1,115,646,770
                                                         ============      ============    ==============
  At amortized cost                                      $576,399,969      $286,044,842    $1,118,121,601
Cash                                                              994               743            46,486
Interest receivable                                         2,900,666           196,413         2,964,271
Deferred organization costs, net                               97,998            62,689           106,095
Prepaids and other                                             14,948            17,145            19,459
                                                         ------------      ------------    --------------
    TOTAL ASSETS                                          579,414,575       286,321,832     1,121,257,912
                                                         ------------      ------------    --------------
LIABILITIES:
Accrued investment advisory fees                              110,916            45,579           115,815
Accrued administration fees                                    83,187            34,573            86,862
Shareholder services plan fees payable (Service Shares)        53,255            43,351            46,168
Accrued custodial fees                                         81,343            16,517            63,245
Dividends payable                                           2,684,077         1,012,518         2,696,845
Other payables and accrued expenses                           193,226             8,890            53,515
                                                         ------------      ------------    --------------
    TOTAL LIABILITIES                                       3,206,004         1,161,428         3,062,450
                                                         ------------      ------------    --------------
    NET ASSETS                                           $576,208,571      $285,160,404    $1,118,195,462
                                                         ============      ============    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE:
Institutional Shares:
  Net Assets                                             $369,162,712      $ 70,120,255    $  885,946,299
  Capital Shares                                          369,575,052        70,120,747       886,105,300
                                                         ------------      ------------    --------------
  Net asset value and redemption price per share         $       1.00      $       1.00    $         1.00
                                                         ============      ============    ==============
Service Shares:
  Net Assets                                             $207,045,859      $215,040,149    $  232,249,163
  Capital Shares                                          207,149,406       215,037,409       232,292,062
                                                         ------------      ------------    --------------
  Net asset value and redemption price per share         $       1.00      $       1.00    $         1.00
                                                         ============      ============    ==============
NET ASSETS CONSISTS OF:
  Capital Shares (unlimited number of shares
    authorized, par value $.001 per share)               $  5,767,245      $  2,851,582    $   11,183,974
  Additional paid-in capital                              570,957,213       282,306,574     1,107,213,388
  Accumulated undistributed net realized gains
    (losses)                                                 (515,887)            2,248          (201,900)
                                                         ------------      ------------    --------------
TOTAL NET ASSETS                                         $576,208,571      $285,160,404    $1,118,195,462
                                                         ============      ============    ==============

                See accompanying notes to financial statements.

   PEGASUS CASH MANAGEMENT FUNDS
   STATEMENTS OF OPERATIONS
   For the Year Ended December 31, 1996

                                                   U.S. Government    Treasury Prime       Cash
                                                   Securities Cash   Cash Management    Management
                                                   Management Fund        Fund             Fund
                                                   ---------------   ---------------    ----------
INVESTMENT INCOME:                                   $30,966,487       $11,371,461     $30,411,870
                                                     -----------       -----------     -----------
EXPENSES:
  Investment advisory fee                              1,145,131           445,359       1,107,319
  Administration fees                                    858,848           334,019         830,490
  Service plan fees (Service Shares)                     370,920           466,429         344,060
  Custodial fees                                         216,894            85,309         175,064
  Registration and filing fees                            16,822            65,912          54,820
  Professional fees                                       69,884            36,982          77,060
  Amortization of deferred organization costs             31,665            25,282          33,941
  Other expenses                                         101,216            38,411          80,005
    Less: Expense reimbursements                        (436,588)         (248,460)       (398,141)
    Expenses paid by third parties                        (1,532)           (3,440)        (24,273)
                                                     -----------       -----------     -----------
    NET EXPENSES                                       2,373,260         1,245,803       2,280,345
                                                     -----------       -----------     -----------
NET INVESTMENT INCOME                                 28,593,227        10,125,658      28,131,525
                                                     -----------       -----------     -----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS                 8,700             4,248             (32)
                                                     -----------       -----------     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $28,601,927       $10,129,906     $28,131,493
                                                     ===========       ===========     ===========

                See accompanying notes to financial statements.

   PEGASUS CASH MANAGEMENT FUNDS
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                       U.S. Government Securities
                                                                          Cash Management Fund
                                                        --------------------------------------------------------
                                                           Year Ended          Period Ended          Year Ended
                                                          Dec. 31, 1996       Dec. 31, 1995(a)      May 31, 1995
                                                          -------------   --------------------      ------------
FROM OPERATIONS:
  Net investment income                                 $    28,593,227      $    16,178,002     $    23,569,569
  Net realized gains (losses) on investments                      8,700                4,517            (482,586)
                                                        ---------------      ---------------     ---------------
  Net increase in net assets from
    operations                                               28,601,927           16,182,519          23,086,983
                                                        ---------------      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
  Institutional Shares                                      (21,389,317)         (15,014,802)        (23,456,426)
  Service Shares                                             (7,203,910)          (1,163,200)           (113,143)
                                                        ---------------      ---------------     ---------------
  Total distributions to shareholders                       (28,593,227)         (16,178,002)        (23,569,569)
                                                        ---------------      ---------------     ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                               4,081,677,457        2,081,961,762       3,284,015,157
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                             1,174,078              785,116           1,824,905
                                                        ---------------      ---------------     ---------------
                                                          4,082,851,535        2,082,746,878       3,285,840,062
  Less: payments for shares redeemed                     (4,052,046,110)      (2,029,306,950)     (3,207,041,446)
                                                        ---------------      ---------------     ---------------
  Net increase in net assets from capital share
    transactions                                             30,805,425           53,439,928          78,798,616
                                                        ---------------      ---------------     ---------------
  NET INCREASE IN NET ASSETS                                 30,814,125           53,444,445          78,316,030
NET ASSETS:
  Beginning of period                                       545,394,446          491,950,001         413,633,971
                                                        ---------------      ---------------     ---------------
  End of period                                         $   576,208,571      $   545,394,446     $   491,950,001
                                                        ===============      ===============     ===============

(a) For the period from June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

                See accompanying notes to financial statements.

   PEGASUS CASH MANAGEMENT FUNDS
   STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                Treasury Prime
                                              Cash Management Fund                       Cash Management Fund
                                    -----------------------------------------------------------------------------------------
                                       Year Ended       Period Ended        Year Ended       Period Ended        Year Ended
                                      Dec. 31, 1996   Dec. 31, 1995(b)     Dec. 31, 1996   Dec. 31, 1995(c)     June 30, 1995
                                      -------------   ----------------     -------------   ----------------     -------------
FROM OPERATIONS:
  Net investment income             $    10,125,658     $   1,232,254    $    28,131,525    $    11,743,970   $    14,706,593
  Net realized gains (losses)
    on investments                            4,248            (2,000)               (32)            (4,009)       (1,706,625)
                                    ---------------     -------------    ---------------    ---------------   ---------------
  Net increase in net assets
    from operations                      10,129,906         1,230,254         28,131,493         11,739,961        12,999,968
                                    ---------------     -------------    ---------------    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Institutional Shares
    to shareholders                      (1,717,216)         (497,768)       (21,315,342)       (10,179,235)      (14,606,645)
  Service Shares                         (8,408,442)         (734,486)        (6,816,183)        (1,564,735)          (99,948)
                                    ---------------     -------------    ---------------    ---------------   ---------------
  Total distributions
    to shareholders                     (10,125,658)       (1,232,254)       (28,131,525)       (11,743,970)      (14,706,593)
                                    ---------------     -------------    ---------------    ---------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold           2,257,327,819       393,556,208      3,601,197,069      1,257,882,248     1,539,582,005
  Net asset value of shares
    issued in reinvestment of
    distributions to shareholders           490,552           434,305          2,720,665            985,906         1,362,169
                                    ---------------     -------------    ---------------    ---------------   ---------------
                                      2,257,818,371       393,990,513      3,603,917,734                        1,540,944,174
  Less: payments for shares
    redeemed                         (2,117,229,794)     (249,420,934)    (2,996,599,096)    (1,078,572,576)   (1,454,140,686)
                                    ---------------     -------------    ---------------    ---------------   ---------------
  Net increase in net assets from
    capital share transactions          140,588,577       144,569,579        607,318,638        180,295,578        86,803,488
                                    ---------------     -------------    ---------------    ---------------   ---------------
  Increase due to capital
    contribution from affiliate
    of Investment Adviser                        --                --                 --                 --         1,668,500
                                    ---------------     -------------    ---------------    ---------------   ---------------
NET INCREASE IN NET ASSETS              140,592,825       144,567,579        607,318,606        180,291,569        86,765,363
NET ASSETS:
  Beginning of period                   144,567,579                --        510,876,856        330,585,287       243,819,924
                                    ---------------     -------------    ---------------    ---------------   ---------------
  End of period                     $   285,160,404     $ 144,567,579    $ 1,118,195,462    $   510,876,856   $   330,585,287
                                    ===============     =============    ===============    ===============   ===============


(b) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

(c) For the period from July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

                See accompanying notes to financial statements.

                                      5

   PEGASUS U.S. GOVERNMENT CASH MANAGEMENT FUND
   PORTFOLIO OF INVESTMENTS
   December 31, 1996

                                                                       Amortized
                                                           Face          Cost
                     Description                          Amount       (Note 2)
                     -----------                          ------       --------
TEMPORARY CASH INVESTMENTS -- 62.03%
  Barclay de Zoete Wedd Sec., Inc., Revolving
    Repurchase Agreement, 5.80%, 1/2/97, (secured by
    U.S. Treasury obligations with maturities
    ranging from 2/15/97 to 11/15/02 at various
    interest rates ranging from 4.75% to 10.75%, all
    held at The Bank of New York) ...................  $20,000,000   $ 20,000,000
  Daiwa Securities America, Inc., Revolving
    Repurchase Agreement, 6.90%, 1/2/97 (secured by
    U.S. Treasury Bills due 10/16/97, all held at
    The Bank of New York) ...........................   27,000,000     27,000,000
  First Union Capital Markets Treasury, Revolving
    Repurchase Agreement, 7.05%, 1/2/97 (secured by
    U.S. Treasury Notes with maturities ranging from
    2/15/97 through 5/15/06 at various interest rates
    ranging from 4.75% to 8.75%, all held at Bankers
    Trust Company) ..................................   27,000,000     27,000,000
  Greenwich Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.80%, 1/2/97 (secured
    by U.S. Treasury Notes with maturities ranging
    from 1/15/00 through 4/30/00 at various
    interest rates ranging from 6.375% to
    8.50%, all held at Chase Bank) ..................   27,000,000     27,000,000
  H.S.B.C. Treasury Inc., Revolving Repurchase
    Agreement, 6.00%, 1/2/97 (secured by various U.S.
    Treasury Notes with maturities ranging from
    4/30/01 through 8/15/04 at various interest
    rates ranging 5.75% to 8.00%, all held at Chase
    Bank) ...........................................   50,000,000     50,000,000
  Lehman Brothers, Inc., Revolving Repurchase
    Agreement, 6.90%, 1/2/97 (secured by various U.S.
    Treasury Notes with maturities ranging from
    1/15/00 through 12/31/01 at various interest
    rates ranging from 6.125% to 8.50%, all held at
    Chase Bank)......................................   98,566,000     98,566,000
  NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.90%, 1/2/97 (secured by
    various U.S. Treasury Notes with maturities
    ranging from 9/30/98 through 10/15/06 at various
    interest rates ranging from 5.00% to 8.875%, all
    held at Chase Bank) .............................   50,000,000     50,000,000
  Prudential Securities Agency, Revolving Repurchase
    Agreement, 7.02%, 1/2/97 (secured by various U.S.
    Government obligations with maturities ranging
    from 1/15/97 through 11/20/06 at various interest
    rates ranging from 5.25% to 8.50%, all held at
    The Bank of New York) ...........................   58,000,000     58,000,000
                                                                      -----------
                                                                      357,566,000
                                                                      -----------

                                      6


U.S. TREASURY AND AGENCY OBLIGATIONS -- 37.97%
   U.S. Treasury Securities -- 7.74%
    U.S. Treasury Bill, 5.24%, 5/1/97 ...............   20,000,000     19,646,333
    U.S. Treasury Notes, 5.625%, 10/31/97 ...........   25,000,000     24,965,078
                                                                      -----------
                                                                       44,611,411
                                                                      -----------
  Agency Obligations -- 30.23%
    Federal Farm Credit Bank, 5.85%, 8/1/97 .........    2,000,000      2,000,267
    Federal Home Loan Bank:
        5.26%, 1/31/97 ..............................    3,935,000      3,917,752
        5.275%, 2/4/97 ..............................    6,685,000      6,651,696
        4.75%, 2/24/97 ..............................   10,000,000      9,985,502
        5.308%, 3/14/97 .............................    1,000,000        998,801
        5.905%, 10/15/97 ............................   15,000,000     15,000,000
        5.44%, 12/2/97 ..............................   11,000,000     10,991,593
    Federal Home Loan Mortgage Corp., 5.22%, 2/28/97    20,000,000     19,831,800
    Federal National Mortgage Assn. Discount Notes:
        5.22%, 1/28/97 ..............................   15,000,000     14,941,275
        5.23%, 2/10/97 ..............................   20,000,000     19,883,778
        5.15%, 2/18/97 ..............................   30,000,000     29,791,200
        5.25%, 3/13/97 ..............................   25,000,000     24,741,146
    Federal National Mortgage Assn. Medium Term
      Notes:
        5.64%, 9/3/97 ...............................    5,000,000      4,999,441
        5.40%, 12/5/97 ..............................    5,000,000      4,995,092
    Student Loan Marketing Assn., 5.97%, 6/30/97 ....    5,500,000      5,493,215
                                                                      174,222,558
                                                                     ------------
TOTAL INVESTMENTS ...................................                $576,399,969
                                                                     ============

   PEGASUS TREASURY PRIME CASH MANAGEMENT FUND
   PORTFOLIO OF INVESTMENTS
   December 31, 1996

                                                                        Amortized
                                                            Face           Cost
                     Description                           Amount        (Note 2)
                     ----------                          ---------      ----------
U.S. TREASURY SECURITIES -- 100.00%
  U.S. Treasury Bills:
      4.99%, 1/9/97 .................................   $55,257,000   $ 55,199,718
      4.92%, 1/16/97 ................................    19,993,000     19,952,181
      4.92%, 1/23/97 ................................    21,723,000     21,661,041
      4.55%, 2/6/97 .................................    45,923,000     45,701,721
      5.01%, 2/13/97 ................................    34,610,000     34,409,871
      4.83%, 2/20/97 ................................    35,000,000     34,764,514
      5.10%, 2/27/97 ................................    16,948,000     16,816,609
      5.13%, 3/6/97 .................................    22,734,000     22,534,993
      5.01%, 4/3/97 .................................     3,725,000      3,678,182
      5.05%, 4/17/97 ................................    14,000,000     13,791,828
      5.44%, 5/29/97 ................................     3,000,000      2,932,168
      5.3125%, 8/21/97 ..............................     6,816,000      6,574,499
  U.S. Treasury Notes:
      6.50%, 8/15/97 ................................     8,000,000      8,027,517
                                                                      ------------
TOTAL INVESTMENTS ...................................                 $286,044,842
                                                                      ============

   PEGASUS CASH MANAGEMENT FUND
   PORTFOLIO OF INVESTMENTS
   December 31, 1996

                                                                        Amortized
                                                            Face          Cost
                     Description                           Amount       (Note 2)
                     -----------                          -------      ----------
TEMPORARY CASH INVESTMENTS -- 49.33%
  Aubrey Langston, Revolving Repurchase Agreement,
    5.90%, 1/2/97 (secured by U.S. Treasury
    obligations with maturities ranging from 1/2/97
    through 5/15/05, all held at Chase Bank) ........   $50,000,000   $ 50,000,000
  Barclay de Zoete Wedd Sec., Inc., Revolving
    Repurchase Agreement, 5.80%, 1/2/97 (secured by
    U.S. Treasury obligations with maturities ranging
    from 2/15/97 through 11/15/02 at various interest
    rates ranging from 4.75% to 10.75%, all held at
    The Bank of New York) ...........................    30,000,000     30,000,000
  Daiwa Securities America Inc., Revolving Repurchase
    Agreement, 6.90%, 1/2/97 (secured by U.S.
    Treasury Bills due 10/16/97, all held at The Bank
    of New York) ....................................    23,000,000     23,000,000
  First Union Capital Markets Treasury, Revolving
    Repurchase Agreement 7.05%, 1/2/97 (secured by
    U.S. Treasury Notes with maturities ranging from
    2/15/97 through 5/15/06 at various interest rates
    ranging from 4.75% to 8.75%, all held at
    Bankers Trust Comp.) ............................    23,000,000     23,000,000
  Greenwich Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.80%, 1/2/97 (secured by
    U.S. Treasury Notes with maturities ranging from
    1/15/00 through 4/30/00 at various interest
    rates ranging from 6.375% to 8.50%, all held at
    Chase Bank) .....................................    23,000,000     23,000,000
  Lehman Brothers, Inc., Revolving Repurchase
    Agreement, 6.90%, 1/2/97 (secured by various
    U.S. Treasury Notes with maturities ranging from
    1/15/00 through 12/31/01 at various interest
    rates ranging from 6.125% to 8.50%, all held at
    Chase Bank) .....................................   110,529,000   110,529,000
  Nomura Securities Int'l Inc., Revolving Repurchase
    Agreement 7.00%, 1/2/97 (secured by various U.S.
    Government obligations with maturities ranging
    from 3/24/97 through 5/11/05 at various interest
    rates ranging from 5.65% to 7.65%, all held at
    The Bank of New York) ...........................   200,000,000   200,000,000
  Prudential Securities Agency, Revolving Repurchase
    Agreement 7.02%, 1/2/97 (secured by various U.S.
    Government obligations with maturities ranging
    from 1/15/97 through 11/20/06 at various interest
    rates ranging from 5.25% to 8.50%, all held at
    The Bank of New York) ...........................    92,000,000     92,000,000
                                                                       -----------
                                                                       551,529,000
                                                                       -----------
                                      9


COMMERCIAL PAPER -- 18.79%
  Abbey National North America, 5.32%, 3/3/97 .......    10,000,000      9,909,855
  Aesop Funding Corp., 5.50%, 1/10/97 ...............    10,000,000      9,986,250
  Asset Securitization Cooperative Corp., 5.60%,
    2/6/97 ..........................................    10,000,000      9,944,000
  Caisse D Amortissement de la Dette Sociale, 5.50%,
    5/23/97 .........................................     5,000,000      4,891,528
  Corporate Receivables Corp., 5.565%, 1/15/97 ......     7,500,000      7,483,769
  CXC Inc., 5.45%, 1/14/97 ..........................    15,000,000     14,970,479
  Eureka Securitization Inc., 5.37%, 2/18/97 ........    15,000,000     14,892,600
  Finance One Funding Corp., 5.31%, 5/21/97 .........     9,660,000      9,460,521
  General Electric Capital Corp., 5.50%, 1/17/97 ....    13,000,000     12,968,222
  Mont Blanc Capital Corp.:
      5.47%, 1/9/97 .................................    13,900,000     13,883,104
      5.50%, 1/16/97 ................................    10,000,000      9,977,083
  Monte Rosa Capital Corp., 5.50%, 1/10/97 ..........    20,000,000     19,972,500
  Pooled Accounts Receivable Capital, 5.35%, 1/14/97     10,000,000      9,980,681
  Receivables Capital Corp., 5.44%, 2/3/97 ..........    10,000,000      9,950,133
  Royal Bank of Canada, 5.32%, 1/17/97 ..............     9,000,000      8,978,720
  St. Michael Finance Limited, 5.33%, 1/7/97 ........    10,000,000      9,991,133
  Sweden (Kingdom of), 5.38%, 2/14/97 ...............    13,000,000     12,914,518
  Xerox Credit Corp.:
      5.55%, 1/13/97 ................................    10,000,000      9,981,500
      5.38%, 2/18/97 ................................    10,000,000      9,928,268
                                                                       -----------
                                                                       210,064,864
                                                                       -----------
NOTES -- 7.65%
  Abbey National Treasury Services PLC, Medium Term
    Note, 5.50%, 11/21/97 ...........................    10,000,000      9,991,113
  Federal National Mortgage Assn. Medium Term Note,
    (V/R), 6/20/97 ..................................     5,000,000      4,998,177
  Kalamazoo Funding Company LLC, (V/R), 12/1/26 .....     4,820,000      4,820,000
  Kalamazoo Funding Company LLC, Series B, (V/R),
    11/1/26 .........................................     3,940,000      3,940,000
  Oak Crest Homes Inc., (V/R) Demand Note, 11/1/26 ..     8,500,000      8,500,000
  New York Life Insurance Company*, Funding Agreement,
    (V/R), 10/15/97 .................................    20,000,000     20,000,000
  Shepherd Capital LLC, (V/R) Demand Note, 10/1/46 ..     8,800,000      8,800,000

                                      10

 Student Loan Marketing Assn., Floating
    Note, 6/30/97 ...................................     6,500,000      6,502,939
  Travelers Insurance Group*, Funding Agreement,
    (V/R), 11/6/97 ..................................    18,000,000     18,000,000
                                                                      ------------
                                                                        85,552,229
                                                                      ------------

CERTIFICATES OF DEPOSIT -- 6.17%
  Bank of America, Bank Note, 5.52%, 11/21/97 .......    10,000,000      9,995,315
  Canadian Imperial Bank of Commerce, 5.39%, 1/31/97     10,000,000     10,000,000
  Dresdner Bank A G, 5.60%, 7/3/97 ..................    10,000,000     10,000,000
  National Australia Bank, Bank Note, 5.80%, 10/3/97      9,975,000      9,974,280
  Republic Mase Australia, 5.65%, 10/31/97 ..........    12,000,000     12,006,846
  Societe Generale:
    5.80%, 8/26/97 ..................................     6,000,000      6,000,000
    5.85%, 10/1/97 ..................................     6,000,000      6,000,778
  Swiss Bank Corp., 5.96%, 6/3/97 ...................     5,000,000      4,998,289
                                                                        ----------
                                                                        68,975,508
                                                                        ----------
TIME DEPOSITS -- 18.06%
  Banca Commerciale Italiana, 7.25%, 1/2/97 .........    24,000,000     24,000,000
  Bank Brussel Lambert, 7.25%, 1/2/97 ...............    30,000,000     30,000,000
  Boatmens National Bank of St. Louis, 6.50%, 1/2/97     40,000,000     40,000,000
  Caisse National De Credit Agricole, 7.25%, 1/2/97 .    30,000,000     30,000,000
  Hong Kong & Shanghai Banking Corp., 7.00%, 1/2/97 .    30,000,000     30,000,000
  Republic National Bank of New York, 7.00%, 1/2/97 .    18,000,000     18,000,000
  Suntrust Banks Inc., 7.125%, 1/2/97 ...............    30,000,000     30,000,000
                                                                    --------------
                                                                       202,000,000
                                                                    --------------
TOTAL INVESTMENTS ...................................               $1,118,121,601
                                                                    ==============

V/R -- Variable Rate
* -- Restricted Security (see Note 5)

   PEGASUS CASH MANAGEMENT FUNDS
   NOTES TO FINANCIAL STATEMENTS



(1)   General

      The Pegasus Funds (Pegasus) formerly "The Woodward Funds," was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940, as amended, (the Act) as an open-end investment company. As of December 31, 1996, Pegasus consisted of twenty six separate series of which there were three cash management funds (the Cash Management Funds or the Funds), as described below.

        Pegasus Cash Management Fund
        Pegasus Treasury Prime Cash Management Fund
        Pegasus U.S. Government Securities Cash Management Fund

      The Cash Management Fund commenced operations on July 30, 1992, the Treasury Prime Cash Management Fund commenced operations on March 22, 1995, and the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992.

      First Chicago Corporation merged with NBD Bancorp, Inc. on December 1, 1995. First Chicago Investment Management Company, an affiliate of First Chicago Corporation, served as Investment Advisor to Prairie Institutional Funds, which included the Prairie U.S. Government Securities Cash Management, Prairie Treasury Prime Cash Management and Prairie Cash Management Funds. On July 13, 1996, pursuant to an Agreement and Plan of Reorganization which had received approval from the shareholders of such Funds, the assets of the Prairie Institutional Funds were transferred to the Pegasus U.S. Government Securities Cash Management, Pegasus Treasury Prime Cash Management and Pegasus Cash Management Funds, respectively, in exchange for shares of those funds. Prior to July 13, 1996, the Pegasus Cash Management Funds held no assets and had not yet commenced operations. The financial history contained herein therefore includes such history of the Prairie Cash Management Funds, which ceased operations as of July 12, 1996.

      The Cash Management Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Distribution and Services Plan adopted pursuant to Rule 12b-1 under the Act (the Service Plan) at an annual rate of 0.25% of the average daily net asset value of the outstanding Services Shares.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Cash Management Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      Pursuant to Rule 2a-7 of the Act, the Cash Management Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued
                                      12
for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis.

      Pegasus invests in securities subject to repurchase agreements.
First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code (the Code).

   Federal Income Taxes

      It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, as amended, applicable to regulated investment companies and to distribute net investment income and net realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

      As of December 31, 1996, the Cash Management Funds had capital loss carryforwards with expiration dates as follows:

                                                          2001      2002       2003      Total
                                                          ----      ----       ----      -----
Fund
----
U.S. Government Securities Cash
  Management Fund ..................................... $    --   $458,000   $58,000   $516,000
Cash Management Fund ................................    19,000    151,000    32,000    202,000

   Shareholder Dividends

      On each business day, except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses directly attributable to a Cash Management Fund are charged to that Cash Management Fund's operations; expenses which are applicable to all Cash Management Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the funds or a change in expectations as to the level of actual expenses.

   Other

      Prior to July 5, 1996 each Cash Management Fund maintained a cash balance with its custodian (The Bank of New York) and received a reduction of its custodial fees and expenses for the amount of interest that should have been earned on such uninvested cash balances. For financial reporting purposes for the period ended July 5, 1996, custodial fees and expenses paid by third parties were the following amounts:


U.S. Government Securities Cash
  Management Fund ...................................   $ 1,532
Treasury Prime Cash Management Fund .................     3,440
Cash Management Fund ................................    24,273

      There was no effect on net investment income. The Cash Management Funds could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset agreements with their custodian.

(3)   Capital Share Transactions

      Transactions in shares of the Cash Management Funds are summarized below (at $1.00 per share):

                                                                           U.S. Government Securities
                                                                              Cash Management Fund
                                                        -----------------------------------------------------------
                                                                                    Period                 Year
                                                             Year Ended      June 1, 1995 through          Ended
                                                         December 31, 1996   December 31, 1995 (a)     May 31, 1995
                                                        ------------------   ---------------------     ------------
Institutional Shares:
  Shares issued .....................................      3,012,405,624          1,915,896,446       3,256,766,429
  Dividends reinvested ..............................          1,114,598                784,723           1,824,654
  Shares redeemed ...................................     (3,133,810,559)        (1,902,575,044)     (3,196,512,306)
                                                          --------------         --------------      --------------
  Net increase (decrease) ...........................       (120,290,337)            14,106,125          62,078,777
                                                          ==============         ==============      ==============
Service Shares:
  Shares issued .....................................      1,069,271,833            166,065,316          27,248,728
  Dividends reinvested ..............................             59,480                    393                 251
  Shares redeemed ...................................       (918,235,551)          (126,731,906)        (10,529,140)
                                                          --------------         --------------      --------------
  Net increase ......................................        151,095,762             39,333,803          16,719,839
                                                          ==============         ==============      ==============
Net increase in Fund ................................         30,805,425             53,439,928          78,798,616
                                                          ==============         ==============      ==============

                                                                              Treasury Prime
                                                                           Cash Management Fund
                                                        ----------------------------------------------------
                                                                                           Period
                                                            Year Ended                March 22, 1995
                                                        December 31, 1996       through December 31,1995 (b)
                                                        -----------------       ----------------------------
Institutional Shares:
  Shares issued .....................................        834,279,533           206,294,412
  Dividends reinvested ..............................            490,259               433,330
  Shares redeemed ...................................       (778,657,574)         (192,719,213)
                                                          --------------           -----------
  Net increase ......................................         56,112,218            14,008,529
                                                          ==============           ===========
Service Shares:
  Shares issued .....................................      1,423,048,286           187,261,796
  Dividends reinvested ..............................                293                   975
  Shares redeemed ...................................     (1,338,572,220)          (56,701,721)
                                                          --------------           -----------
  Net increase ......................................         84,476,359           130,561,050
                                                          ==============           ===========
Net increase in Fund ................................        140,588,577           144,569,579
                                                          ==============           ===========

(a) Effective June 1, 1995 and July 1, 1995 these Funds changed their fiscal year ends from May 31 and June 30, respectively, to
    December 31.

(b) Commencement of operations


                                                          Cash Management Fund
                                     -----------------------------------------------------------
                                                                  Period
                                         Year Ended       July 1, 1995 through     Year Ended
                                     December 31, 1996    December 31 1995 (a)    June 30,1995
                                     -----------------    --------------------    ------------
Institutional Shares:
  Shares issued .....................   2,462,204,127      930,307,164           1,491,127,430
  Dividends reinvested ..............       2,719,445          985,563               1,361,860
  Shares redeemed ...................  (1,968,098,976)    (861,416,587)         (1,417,064,383)
                                       --------------     ------------          --------------
  Net increase ......................     496,824,596       69,876,140              75,424,907
                                       ==============      ===========          ==============
Service Shares:
  Shares issued .....................   1,138,992,942      327,575,084              48,454,575
  Dividends reinvested ..............           1,220              343                     309
  Shares redeemed ...................  (1,028,500,120)    (217,155,989)            (37,076,303)
                                       --------------     ------------          --------------
  Net increase ......................     110,494,042      110,419,438              11,378,581
                                       ==============     ============          ==============
Net increase in Fund ................     607,318,638      180,295,578              86,803,488
                                       ==============     ============          ==============

----------------
(a) Effective June 1, 1995 and July 1, 1995, these Funds changed their fiscal year ends from May 31 and June 30, respectively, to December 31.



(4)   Management Fee and Other Transactions With Affiliates

      Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each of the Cash Management Fund's investments for an advisory fee at an annual rate of 0.20% of each Cash Management Fund's average daily net assets.

      Pegasus has entered into a Co-Administration Agreement with FCNIMCO and BISYS (collectively, the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Cash Management Fund's operations for an administration fee at an annual rate of 0.15% of each Cash Management Fund's average daily net assets.
Prior to July 13, 1996, Concord Holding Corporation was the distributor for the Cash Management Funds.

      For the year ended December 31, 1996, FCNIMCO agreed to limit each Cash Management Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, the U.S. Government Securities Cash Management Fund, Treasury Prime Cash Management Fund and Cash Management Fund were reimbursed expenses of $436,588, $248,460 and $398,141, respectively.

      Pegasus has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the Act. Under the terms of such Plan, each Fund pays BISYS, the distributor, an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing, and distributing each Cash Management Fund's Service Shares and for the provision of certain services to the holders of Service Shares.
The distributor may make payments to others, including FCNIMCO, First Chicago NBD (FCNBD) and their affiliates, for the provision of these services. For the year ended December 31, 1996, the U.S. Government Securities Cash
                                      16

Management Fund, the Treasury Prime Cash Management
Fund and the Cash Management Fund paid fees under the Service Plan in the amounts of $370,920, $466,429, and $344,060, respectively.
Of these amounts, the following was paid to the Distributor and FCNIMCO and its affiliates:

                                                                            Amount paid to
                                                         Amount paid to         FCNIMCO
                                                        the Distributor   and its affiliates
                                                        ---------------   ------------------
U.S. Government Securities Cash Management Fund .....         $17              $370,903
Treasury Prime Cash Management Fund .................          16               466,413
Cash Management Fund ................................          17               344,043

      During the year ended June 30, 1995, an affiliate of FCNIMCO purchased securities from the Cash Management Fund at an amount in excess of the securities' fair market value. The Cash Management Fund recorded a realized loss on these sales in the amount of $1,668,500 and the Cash Management Fund recorded an offsetting capital contribution from the affiliate. As a result of varying treatment for book and tax purposes, the capital contribution was reclassified from additional paid-in capital to accumulated undistributed net realized losses in the Statement of Assets and Liabilities.

      NBD Bank is also compensated for its services as Pegasus' custodian, and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus.

      Pegasus maintains an unfunded, nonqualified deferred compensation plan. This plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

(5)  Illiquid Securities

     The Pegasus Cash Management Funds may invest not more than 10% of the value of their net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At December 31, 1996, the Pegasus Cash Management Fund owned the following restricted securities (constituting 3.4% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933
Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the directions of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                               Value               Percentage
                       Acquisition    Par       Per    12/31/96         of
Security                   Date      Value      Unit     Value      Net Assets    Cost
------------------------------------------------------------------------------------------
New York Life
  Insurance Company     10/15/96  $20,000,000  $1.00  $20,000,000      1.8%    $20,000,000
Travelers Insurance
  Group                 11/7/96    18,000,000   1.00   18,000,000      1.6      18,000,000
                                                      -----------      ---     -----------
                                                      $38,000,000      3.4%    $38,000,000
                                                      -----------      ---     -----------

   PEGASUS CASH MANAGEMENT FUNDS
   FINANCIAL HIGHLIGHTS

      The financial highlights present a per share analysis of net investment income and distributions from net investment income for the Cash Management Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Cash Management Funds and other information for the periods presented.

                                                                            U.S. Government Securities
                                                                              Cash Management Fund
                                       ---------------------------------------------------------------------------------------
                                         Year ended          Period Ended         Year Ended May 31,           Period Ended
                                       Dec. 31, 1996       Dec. 31, 1995(a)       1995        1994           May 31, 1993(b)
                                       -------------   --------------------   -----------  ------------   --------------------
Institutional Shares:
Net asset value, beginning of
  period  ..........................     $ 0.9990            $ 0.9989          $ 0.9999      $ 1.0000           $ 1.0000
                                         --------            --------          --------      --------           --------
Income from investment operations:
  Net investment income  ...........       0.0502              0.0320            0.0492        0.0302             0.0319
  Net realized gains (losses) ......      (0.0002)             0.0001           (0.0010)      (0.0001)                --
                                         --------            --------          --------      --------           --------
  Total from investment operations         0.0500              0.0321            0.0482        0.0301             0.0319
                                         --------            --------          --------      --------           --------
Less distributions:
  From net investment income  ......      (0.0502)            (0.0320)          (0.0492)      (0.0302)           (0.0319)
                                         --------            --------          --------      --------           --------
Net asset value, end of period  ....     $ 0.9988            $ 0.9990          $ 0.9989      $ 0.9999           $ 1.0000
                                         ========            ========          ========      ========           ========
Total Return  ......................         5.15%               3.24%++           5.03%         3.06%              3.25%++
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses  ........................         0.35%               0.35%+            0.34%         0.30%              0.02%+
  Net investment income ............         5.09%               5.46%+            4.94%         3.02%              3.10%+
  Expenses without reimbursement....         0.43%               0.42%+            0.41%         0.41%              0.49%+
  Net investment income without
    reimbursement...................         5.01%               5.39%+            4.87%         2.91%              2.63%+
  Net assets, end of period (000's
    omitted)  ......................     $369,163            $489,395          $475,248      $413,634           $264,527

----------------
(a) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(b) For the period January 17, 1993 (initial offering date of Institutional Shares) through May 31, 1993.

  + Annualized
 ++ Not Annualized

                See accompanying notes to financial statements.

                                                                          U.S. Government Securities
                                                                              Cash Management Fund
                                                        -----------------------------------------------------------
                                                          Year Ended          Period Ended         Period Ended
                                                        Dec. 31, 1996       Dec. 31, 1995(a)      May 31, 1995(b)
                                                        -------------   --------------------   --------------------
Service Shares:
Net asset value, beginning of period ................      $ 0.9990          $ 0.9989               $ 1.0000
                                                           --------          --------               --------
Income from investment operations:
  Net investment income .............................        0.0478            0.0305                 0.0199
  Net realized gains (losses)........................        0.0005            0.0001                (0.0011)
                                                           ---------          -------               ---------
  Total from investment operations ..................        0.0483            0.0306                 0.0188
                                                           --------           -------               --------
Less distributions:
  From net investment income ........................       (0.0478)          (0.0305)               (0.0199)
                                                           --------           -------               --------
Net asset value, end of period ......................      $ 0.9995          $ 0.9990               $ 0.9989
                                                           ========           =======               ========
Total Return ........................................          4.89%             3.09%++                2.01%++
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses ..........................................          0.60%             0.60%+                 0.57%+
  Net investment income .............................          4.84%             5.17%+                 5.48%+
  Expenses without reimbursement ....................          0.68%             0.69%+                 0.66%+
  Net investment income without
    reimbursement ...................................          4.76%             5.08%+                 5.39%+
  Net assets, end of period (000's omitted) .........      $207,046          $ 56,000               $ 16,702

----------------
(a) For the period June 1, 1995 through December 31, 1995. Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.

(b) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.

  + Annualized
 ++ Not Annualized

                See accompanying notes to financial statements.

                                                       Treasury Prime Cash Management Fund
                                                        ----------------------------------
                                                          Year Ended        Period Ended
                                                        Dec. 31, 1996     Dec. 31, 1995(a)
                                                        -------------     ----------------
Institutional Shares:
Net asset value, beginning of period ................      $ 1.0000           $ 1.0000
                                                           --------           --------
Income from investment operations:
  Net investment income .............................        0.0474             0.0399
  Net realized gains (losses)........................       (0.0001)                --
                                                           --------           --------
  Total from investment operations ..................        0.0473             0.0399
                                                           --------           --------
Less distributions:
  From net investment income ........................       (0.0474)           (0.0399)
                                                           --------           --------
Net asset value, end of period ......................      $ 0.9999           $ 1.0000
                                                           ========           ========
Total Return ........................................          4.86%              4.06%++
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses ..........................................          0.35%              0.35%+
  Net investment income .............................          4.84%              5.16%+
  Expenses without reimbursement ....................          0.46%              1.23%+
  Net investment income without
    reimbursement ...................................          4.73%              4.28%+
  Net assets, end of period (000's omitted) .........      $ 70,120           $ 14,008

----------------
 (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

  +  Annualized
 ++  Not Annualized


                See accompanying notes to financial statements.

                                                            Treasury Prime Cash Management Fund
                                                           -------------------------------------
                                                             Year Ended          Period Ended
                                                           Dec. 31, 1996       Dec. 31, 1995(a)
                                                           -------------   --------------------
Service Shares:
Net asset value, beginning of period ................         $ 1.0000            $ 1.0000
                                                              --------            --------
Income from investment operations:
  Net investment income .............................           0.0449              0.0380
                                                              --------            --------
  Total from investment operations ..................           0.0449              0.0380
                                                              --------            --------
Less distributions:
  From net investment income ........................          (0.0449)            (0.0380)
                                                              --------            --------
Net asset value, end of period ......................         $ 1.0000            $ 1.0000
                                                              ========            ========
Total Return ........................................             4.60%               3.86%++
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses ..........................................             0.60%               0.60%+
  Net investment income .............................             4.59%               4.72%+
  Expenses without reimbursement ....................             0.71%               0.74%+
  Net investment income without
    reimbursement ...................................             4.48%               4.58%+
  Net assets, end of period (000's omitted) .........         $215,040            $130,559

----------------
 (a) For the period March 22, 1995 (commencement of operations) through December 31, 1995.

  +  Annualized
 ++  Not Annualized


               See accompanying notes to financial statements.

                                                                            Cash Management Fund
                                       ---------------------------------------------------------------------------------------
                                         Year Ended          Period Ended        Year Ended June 30,          Period Ended
                                       Dec. 31, 1996       Dec. 31, 1995(a)      1995          1994         June 30, 1993(b)
                                       -------------   --------------------   -----------  ------------   --------------------
Institutional Shares:
Net asset value, beginning of
  period  ..........................     $  0.9996           $ 0.9994          $ 0.9993      $  0.9999          $  1.0000
                                         ---------           --------          --------      ---------          ---------
Income from investment operations:
  Net investment income  ...........        0.0508             0.0277            0.0507         0.0333             0.0297
  Net realized gains (losses) ......        0.0002             0.0002           (0.0059)       (0.0006)           (0.0001)
                                         ---------           --------          --------      ---------          ---------
  Total from investment operations          0.0510             0.0279            0.0448         0.0327             0.0296
                                         ---------           --------          --------      ---------          ---------
Less distributions:
  From net investment income  ......       (0.0508)           (0.0277)          (0.0507)       (0.0333)           (0.0297)
                                         ---------           --------          --------      ---------          ---------
Increase due to capital
  contribution from affiliate of
  Investment Adviser (Note 4)  .....            --                 --            0.0060             --                 --
                                         ---------           --------          --------      ---------          ---------
Net asset value, end of period  ....     $  0.9998           $ 0.9996          $ 0.9994      $  0.9993          $  0.9999
                                         =========           ========          ========      =========          =========
Total Return  ......................          5.23%              2.80%++           5.19%*         3.38%              3.25%+
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses  ........................          0.35%              0.35%+            0.35%          0.31%              0.05%+
  Net investment income  ...........          5.19%              5.51%+            5.11%          3.33%              3.19%+
  Expenses without reimbursement  ..          0.42%              0.43%+            0.44%          0.43%              0.56%+
  Net investment income without
    reimbursement  .................          5.12%              5.43%+            5.02%          3.21%              2.68%+
  Net assets, end of period (000's
    omitted).  .....................     $ 885,946           $389,127          $319,214      $ 243,820          $ 175,713

----------------
(a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.

(b) For the period July 30, 1992 (commencement of operations) through June 30, 1993.

  * Had the Fund not had a capital contribution by an affiliate of the Investment Advisor, the total return would have been 4.51%.

  + Annualized

 ++ Not Annualized

                See accompanying notes to financial statements.

                                                                          Cash Management Fund
                                                        -----------------------------------------------------------
                                                          Year Ended          Period Ended           Period Ended
                                                        Dec. 31, 1996       Dec. 31, 1995(a)       June 30, 1995(b)
                                                        -------------   --------------------   --------------------
Service Shares:
Net asset value, beginning of period ................      $ 0.9996           $  0.9994              $  1.0000
Income from investment operations:
  Net investment income .............................        0.0484              0.0264                 0.0245
  Net realized gains (losses)........................        0.0002              0.0002                (0.0006)
                                                           --------           ---------              ---------
  Total income from investment operations ...........        0.0486              0.0266                 0.0239
                                                           --------           ---------              ---------
Less distributions:
  From net investment income ........................       (0.0484)            (0.0264)               (0.0245)
                                                           --------           ---------              ---------
Net asset value, end of period ......................      $ 0.9998           $  0.9996              $  0.9994
                                                           ========           =========              =========
Total Return ........................................          4.98%               2.68%++                2.47%++
Ratios/Supplemental Data
Ratios to average net assets:
  Expenses ..........................................          0.60%               0.60%+                 0.60%+
  Net investment income .............................          4.94%               5.25%+                 5.46%+
  Expenses without reimbursement ....................          0.67%               0.69%+                 0.71%+
  Net investment income without
    reimbursement ...................................          4.87%               5.16%+                 5.35%+
  Net assets, end of period (000's omitted) .........      $232,249           $ 121,750              $  11,372

----------------
(a) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995, the Fund changed its fiscal year end from June 30 to December 31.

(b) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.

 + Annualized

++ Not Annualized

                See accompanying notes to financial statements.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
  the Pegasus Cash Management Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Funds of the PEGASUS FUNDS (comprising, as indicated in Note 1, the U.S. Government Securities, Treasury Prime and Cash Management) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1995 and the financial highlights for the period from inception to December 31, 1995 of the Cash Management Funds of the Pegasus Funds (formerly known as the Prairie Institutional Funds) were audited by other auditors whose report dated February 22, 1996, expressed an unqualified opinion on those statements.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1996, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Cash Management Funds of the Pegasus Funds as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                             ARTHUR ANDERSEN LLP

Detroit, Michigan,
   February 21, 1997.

                        PEGASUS CASH MANAGEMENT FUNDS
                    RESULTS OF SPECIAL SHAREHOLDER MEETING
                                 (UNAUDITED)

      On July 8, 1996, a special meeting of the shareholders of the Treasury Prime Cash Management Fund of Prairie Institutional Funds was held to consider the approval of an Agreement and Plan of Reorganization by and between Pegasus Funds and Prairie Institutional Funds.

      The shareholders approved the Reorganization Agreement with respect to the Treasury Prime Cash Management Fund as follows:

                      Portfolio                           In Favor    Opposed    Abstain
                      ---------                           --------    -------    -------
Treasury Prime Cash Management Fund .................   119,886,862      --     8,512,903

      On July 12, 1996, a special meeting of the shareholders of the U.S. Government Securities Cash Management Fund and the Cash Management Fund of Prairie Institutional Funds was held to consider the approval of an Agreement and Plan of Reorganization by and between Pegasus Funds and Prairie Institutional Funds.

      The Shareholders approved the Reorganization Agreement with respect to each Fund as follows:

                      Portfolio                           In Favor     Opposed      Abstain
                      ---------                           --------     -------      -------
U.S. Government Securities Cash Management ..........   263,151,795   1,524,350   94,204,830
Cash Management Fund ................................   276,162,573   1,572,496   11,763,950